Note 8 - Loans Payable	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
8.	LOANS PAYABLE

During the year ended March 31, 2021, the Company received a loan of $40,000 from the Canada Emergency Business Account to provide emergency support to businesses due to the impact of COVID-19. The loan is non-interest bearing until December 31, 2023, after which it will incur interest at 5% per annum. During the period ended December 31, 2023, the Company repaid $30,000 and recorded the remaining $10,000 as other income in profit and loss as the balance was forgiven.